Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 19, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hatteras Core Alternatives TEI Institutional Fund, L.P. (the “Fund”) Preliminary Proxy Materials (1933 Act Registration No. 333-176625) (1940 Act Registration No. 811-21985)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Fund's Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the "Proxy Materials"). These Proxy Materials are being filed in connection with a special meeting (the "Meeting") of limited partners of the Fund being held: (1)(a) to approve an investment co-management agreement between the Hatteras Master Fund, L.P. (the “Master Fund”) and Hatteras Investment Partners, LLC (“HIP”); (1)(b) to approve an investment co-management agreement among the Master Fund, HIP and Morgan Creek Capital Management, LLC (“MCCM”) and to ratify amounts paid by HIP and Hatteras Investment Management, LLC, the general partner of the Fund, to MCCM; (2) to approve the election of seven nominees to the Board of Directors of the Fund; and (3) to transact such other business as may properly come before the Meeting or any postponement or adjournment thereof.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2996.

Sincerely,

/s/ Katherine A. Corey
Katherine A. Corey